Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2019 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.3%
Aerospace & Defense—1.0%
$6,975	TransDigm, Inc., 6.50%, 5/15/25	$6,948,844
1,725	Triumph Group, Inc., 7.75%, 8/15/25 (o)	1,673,250

		8,622,094

Auto Components—0.7%
1,655	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)	1,646,725
2,445	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (o)	2,255,513
2,315	Panther BF Aggregator 2 L.P., 8.50%, 5/15/27 (a)(b)	2,309,212

		6,211,450

Auto Manufacturers—1.1%
6,135	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	6,303,835
3,245	Tesla, Inc., 5.30%, 8/15/25 (a)(b)	2,656,909

		8,960,744

Chemicals—2.3%
6,370	Chemours Co., 6.625%, 5/15/23 (o)	6,370,000
4,790	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)(o)	4,813,950
1,910	Olin Corp., 5.00%, 2/1/30	1,845,538
6,215	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	5,857,637

		18,887,125

Commercial Services—1.3%
8,050	Cenveo Corp., 6.00%, 5/15/24 (cost—$10,071,869; purchased 3/22/12) (a)(b)(d)(e)(g)(k)	442,750
2,540	Hertz Corp., 7.625%, 6/1/22 (a)(b)	2,581,275
3,465	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)	3,750,862
	United Rentals North America, Inc.,
2,395	5.25%, 1/15/30	2,353,088
1,655	5.50%, 7/15/25	1,696,375

		10,824,350

Computers—1.5%
5,321	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	5,320,664
7,180	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)(o)	7,045,375

		12,366,039

Containers & Packaging—0.2%
1,560	Berry Global Escrow Corp., 5.625%, 7/15/27 (a)(b)(c)	1,575,600

Distribution/Wholesale—0.6%
5,380	H&E Equipment Services, Inc., 5.625%, 9/1/25	5,357,135

Diversified Financial Services—3.3%
18,455	CCF Holdings LLC, PIK 10.75%, 10.75%, 12/15/23 (a)(b)(e)(g)	6,643,879
6,000	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$6,000,000; purchased 9/6/18) (a)(b)(k)	6,007,500
	Navient Corp.,
2,205	6.75%, 6/15/26	2,221,538
4,405	7.25%, 9/25/23	4,640,447
	Springleaf Finance Corp.,
2,165	6.625%, 1/15/28	2,197,518
4,935	8.25%, 10/1/23	5,564,213

		27,275,095

Electrical Equipment—0.3%
2,260	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)(o)	2,361,700

Engineering & Construction—0.9%
2,835	AECOM, 5.125%, 3/15/27	2,797,791
5,100	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	4,934,250

		7,732,041

Entertainment—1.5%
4,990	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	4,397,437
3,275	Eldorado Resorts, Inc., 6.00%, 9/15/26	3,384,189
2,365	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)	2,443,341
2,540	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)	2,619,375

		12,844,342

Food & Beverage—0.2%
1,525	Albertsons Cos. LLC, 7.50%, 3/15/26 (a)(b)	1,601,250

Healthcare-Products—0.6%
1,805	Avantor, Inc., 9.00%, 10/1/25 (a)(b)	1,992,269
3,220	Mallinckrodt International Finance S.A., 5.75%, 8/1/22 (a)(b)(o)	2,639,434

		4,631,703

Healthcare-Services—2.3%
2,460	Centene Corp., 5.375%, 6/1/26 (a)(b)	2,557,662
2,835	Community Health Systems, Inc., 6.25%, 3/31/23	2,710,118
5,430	DaVita, Inc., 5.125%, 7/15/24	5,306,196
1,730	Encompass Health Corp., 5.75%, 11/1/24	1,745,570
3,550	HCA, Inc., 7.50%, 2/15/22	3,896,125
3,500	Tenet Healthcare Corp., 7.00%, 8/1/25	3,453,205

		19,668,876

Insurance—0.5%
4,390	Prudential Financial, Inc., 5.70%, 9/15/48 (converts to FRN on 9/15/28)	4,535,434

Internet—0.4%
1,310	Go Daddy Operating Co. LLC, 5.25%, 12/1/27 (a)(b)	1,323,100
2,290	Netflix, Inc., 5.375%, 11/15/29 (a)(b)	2,330,075

		3,653,175

Iron/Steel—0.2%
1,745	United States Steel Corp., 6.875%, 8/15/25	1,513,787

Lodging—0.7%
1,720	MGM Resorts International, 5.50%, 4/15/27	1,740,425
1,300	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 (a)(b)(h)	1,326,000
2,975	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,922,937

		5,989,362

Machinery-Construction & Mining—0.6%
4,695	Terex Corp., 5.625%, 2/1/25 (a)(b)	4,601,100

Media—2.5%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	7,609,525
	CSC Holdings LLC (a)(b),
2,230	7.50%, 4/1/28	2,386,100
3,035	7.75%, 7/15/25	3,236,069
3,740	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	3,846,403
4,671	LiveStyle, Inc., 9.625%, 2/1/19 (cost—$4,667,935; purchased 5/7/14-2/26/15) (a)(b)(d)(e)(g)(k)(m)	5
2,810	Meredith Corp., 6.875%, 2/1/26 (o)	2,908,069
1,295	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)(b)	1,290,143

		21,276,314

Metal Fabricate/Hardware—0.5%
3,830	Park-Ohio Industries, Inc., 6.625%, 4/15/27	3,782,125

Mining—1.5%
1,135	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (a)(b)	1,143,513
4,405	Constellium NV, 6.625%, 3/1/25 (a)(b)	4,482,087
2,485	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	2,478,788
3,950	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	4,168,484

		12,272,872

Miscellaneous Manufacturing—0.1%
1,245	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	1,175,747

Oil, Gas & Consumable Fuels—2.2%
1,900	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (o)	1,764,625
3,265	Chesapeake Energy Corp., 8.00%, 1/15/25 (o)	3,020,125
	Ensco Rowan PLC (o),
590	5.20%, 3/15/25	411,525
4,660	7.75%, 2/1/26	3,483,350
4,895	Oasis Petroleum, Inc., 6.875%, 3/15/22	4,787,898
3,220	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	3,022,775
2,285	USA Compression Partners L.P., 6.875%, 9/1/27 (a)(b)	2,344,981

		18,835,279

Paper & Forest Products—0.2%
1,775	Mercer International, Inc., 7.375%, 1/15/25 (a)(b)	1,868,187

Pharmaceuticals—1.2%
1,610	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)	1,694,026
	Bausch Health Cos., Inc. (a)(b),
1,780	6.125%, 4/15/25	1,745,290
655	7.00%, 3/15/24 (h)	685,703
1,665	7.25%, 5/30/29 (o)	1,658,123
2,290	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,774,750
2,778	Horizon Pharma USA, Inc., 6.625%, 5/1/23	2,845,714

		10,403,606

Pipelines—0.7%
1,645	DCP Midstream Operating L.P., 5.125%, 5/15/29	1,661,450
1,575	NGL Energy Partners L.P., 7.50%, 4/15/26 (a)(b)	1,602,562
	Targa Resources Partners L.P. (a)(b)(h),
980	6.50%, 7/15/27	1,023,071
1,070	6.875%, 1/15/29	1,143,231

		5,430,314

Real Estate—0.7%
5,505	Kennedy-Wilson, Inc., 5.875%, 4/1/24	5,505,771

Retail—1.2%
6,480	Conn’s, Inc., 7.25%, 7/15/22	6,569,100
1,530	L Brands, Inc., 6.875%, 11/1/35 (h)	1,338,750
2,355	Party City Holdings, Inc., 6.625%, 8/1/26 (a)(b)(o)	2,349,112

		10,256,962

Semiconductors—0.3%
2,325	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)	2,232,000

Software—1.3%
5,035	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	5,242,694
2,330	IQVIA, Inc., 5.00%, 5/15/27 (a)(b)	2,369,400
895	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)(o)	780,888
2,310	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)	2,332,118

		10,725,100

Telecommunications—4.4%
2,265	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (o)	2,423,550
4,645	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	4,006,313
9,370	Consolidated Communications, Inc., 6.50%, 10/1/22	8,659,445
4,290	Frontier Communications Corp., 10.50%, 9/15/22	3,126,423
3,270	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)(o)	2,763,150
	Hughes Satellite Systems Corp.,
1,460	6.625%, 8/1/26	1,460,000
4,250	7.625%, 6/15/21	4,519,662
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	8,221,986
1,865	Sprint Corp., 7.625%, 3/1/26	1,980,397

		37,160,926

Transportation—0.3%
2,688	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	2,736,384

	Total Corporate Bonds & Notes (cost-$343,136,985)	312,873,989

CONVERTIBLE BONDS & NOTES—34.2%
Agriculture—0.7%
5,665	Vector Group Ltd., 3 mo. Cash Dividends on Common Stock + 1.75%, 1.75%, 4/15/20 (j)	5,793,871

Airlines—0.5%
4,555	GOL Equity Finance S.A., 3.75%, 7/15/24 (a)(b)	4,488,781

Apparel & Textiles—0.4%
14,740	Iconix Brand Group, Inc., 5.75%, 8/15/23	3,777,862

Biotechnology—1.2%
9,625	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	8,847,558
1,785	Verastem, Inc., 5.00%, 11/1/48	940,036

		9,787,594

Building Materials—1.4%
4,275	Cemex S.A.B de C.V., 3.72%, 3/15/20	4,269,897
8,820	Patrick Industries, Inc., 1.00%, 2/1/23	7,665,023

		11,934,920

Commercial Services—1.8%
10,530	Huron Consulting Group, Inc., 1.25%, 10/1/19	10,480,110
5,690	Macquarie Infrastructure Corp., 2.00%, 10/1/23	5,028,562

		15,508,672

Computers—1.3%
1,150	Lumentum Holdings, Inc., 0.25%, 3/15/24	1,164,375
11,735	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	10,065,802

		11,230,177

Diversified Financial Services—2.5%
9,320	Encore Capital Group, Inc., 3.00%, 7/1/20	9,333,728
12,165	PRA Group, Inc., 3.00%, 8/1/20	11,880,401

		21,214,129

Electronic Equipment, Instruments & Components—1.3%
	SunPower Corp.,
3,135	0.875%, 6/1/21	2,692,181
9,405	4.00%, 1/15/23	7,859,053

		10,551,234

Electronics—1.1%
7,890	OSI Systems, Inc., 1.25%, 9/1/22	8,877,188

Energy-Alternate Sources—2.9%
1,995	Green Plains, Inc., 4.125%, 9/1/22	1,818,044
6,840	Pattern Energy Group, Inc., 4.00%, 7/15/20	6,831,935
16,800	Tesla Energy Operations, Inc., 1.625%, 11/1/19 (o)	15,714,944

		24,364,923

Engineering & Construction—0.6%
5,455	Tutor Perini Corp., 2.875%, 6/15/21	5,178,841

Equity Real Estate Investment Trusts (REITs)—1.4%
3,975	Two Harbors Investment Corp., 6.25%, 1/15/22	3,992,636
7,690	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	7,486,404

		11,479,040

Insurance—2.6%
11,390	AXA S.A., 7.25%, 5/15/21 (a)(b)	11,573,094
7,945	MGIC Investment Corp., 9.00%, 4/1/63 (a)(b)	10,470,796

		22,043,890

Internet—0.1%
570	Boingo Wireless, Inc., 1.00%, 10/1/23 (a)(b)	484,942

Investment Companies—1.2%
9,525	Prospect Capital Corp., 6.375%, 3/1/25	9,667,875

Oil, Gas & Consumable Fuels—2.2%
6,540	Chesapeake Energy Corp., 5.50%, 9/15/26	5,313,750
2,670	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (o)	2,029,448
2,280	Nabors Industries, Inc., 0.75%, 1/15/24	1,571,512
9,980	Whiting Petroleum Corp., 1.25%, 4/1/20	9,687,070

		18,601,780

Pharmaceuticals—2.2%
12,190	Dermira, Inc., 3.00%, 5/15/22	10,582,444
9,855	Tilray, Inc., 5.00%, 10/1/23 (a)(b)	8,222,615

		18,805,059

Pipelines—2.3%
24,750	Cheniere Energy, Inc., 4.25%, 3/15/45	19,181,250

Semiconductors—0.6%
1,420	Synaptics, Inc., 0.50%, 6/15/22	1,252,134
3,935	Veeco Instruments, Inc., 2.70%, 1/15/23	3,418,728

		4,670,862

Software—3.4%
5,800	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	5,193,921
15,785	Avid Technology, Inc., 2.00%, 6/15/20	15,508,763
2,820	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	3,014,057
1,140	Evolent Health, Inc., 1.50%, 10/15/25 (a)(b)	825,957
3,985	Synchronoss Technologies, Inc., 0.75%, 8/15/19	3,970,708

		28,513,406

Telecommunications—1.5%
7,715	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	6,966,264
7,915	Infinera Corp., 2.125%, 9/1/24	5,509,848

		12,476,112

Transportation—1.0%
4,560	Echo Global Logistics, Inc., 2.50%, 5/1/20	4,494,450
4,725	Teekay Corp., 5.00%, 1/15/23	3,756,375

		8,250,825

	Total Convertible Bonds & Notes (cost—$295,900,474)	286,883,233

Shares
CONVERTIBLE PREFERRED STOCK—24.2%
Banks—4.6%
12,080	Bank of America Corp., 7.25%, Ser. L (f)	16,067,729
16,980	Wells Fargo & Co., 7.50%, Ser. L (f)	22,498,500

		38,566,229

Chemicals—0.5%
84,135	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	4,365,765

Diversified Financial Services—0.9%
154,835	AMG Capital Trust II, 5.15%, 10/15/37	7,328,369

Electric Utilities—4.6%
110,160	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	5,508,000
132,270	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	6,539,429
147,670	NextEra Energy, Inc., 6.123%, 9/1/19	9,297,303
160,380	Sempra Energy, 6.00%, 1/15/21, Ser. A	17,468,590

		38,813,322

Electronic Equipment, Instruments & Components—0.8%
101,585	Belden, Inc., 6.75%, 7/15/19	7,029,682

Electronics—1.2%
10,110	Fortive Corp., 5.00%, 7/1/21, Ser. A	9,983,733

Equity Real Estate Investment Trusts (REITs)—3.7%
7,465	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	8,833,605
56,955	QTS Realty Trust, Inc., 6.50%, Ser. B (f)	6,329,979
631,070	RLJ Lodging Trust, 1.95%, Ser. A (f)	16,275,295

		31,438,879

Gas Utilities—0.4%
59,320	South Jersey Industries, Inc., 7.25%, 4/15/21	3,019,981

Hand/Machine Tools—1.3%
113,405	Stanley Black & Decker, Inc., 5.375%, 5/15/20 (o)	10,649,864

Healthcare-Products—2.7%
46,795	Avantor, Inc., 6.25%, 5/15/22, Ser. A	2,871,341
283,925	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	16,537,212
2,730	Danaher Corp., 4.75%, 4/15/22, Ser. A	2,874,526

		22,283,079

Insurance—2.0%
158,570	Assurant, Inc., 6.50%, 3/15/21, Ser. D	16,881,362

Oil, Gas & Consumable Fuels—0.2%
67,960	Nabors Industries Ltd., 6.00%, 5/1/21	1,363,278

Real Estate—1.3%
410,065	Ready Capital Corp., 7.00%, 8/15/23	10,760,106

	Total Convertible Preferred Stock (cost—$190,775,349)	202,483,649

PREFERRED STOCK (a)(e)(g)(m)—1.0%
Media—1.0%
3,554	LiveStyle, Inc., Ser. A	483,522
76,572	LiveStyle, Inc., Ser. B, (i)(l)	7,657,200
6,750	LiveStyle, Inc., Ser. B, (l)	67

	Total Preferred Stock (cost—$14,596,967)	8,140,789

COMMON STOCK (e)(g)(l)—0.0%
Aerospace & Defense—0.0%
8,295	Erickson, Inc. (a)	198,582

Banks—0.0%
56,642	CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (i)(k)	6
21,429	CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (i)(k)	2

		8

Media—0.0%
90,407	LiveStyle, Inc. (a)(i)(m)	9

	Total Common Stock (cost—$7,106,997)	198,599

Units
WARRANTS (e)(g)(l)—0.0%
Advertising—0.0%
15,602	Affinion Group Holdings, Inc., expires 4/1/24 (cost—$3,080,312; purchased 4/10/19) (k)	119,977

Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C (a)(m)	2

	Total Warrants (cost—$3,080,312)	119,979

Principal Amount (000s)
Repurchase Agreements—3.3%
$27,700	State Street Bank and Trust Co., dated 5/31/19, 0.50%, due 6/3/19, proceeds $27,701,154; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 4/15/22, valued at $28,254,542 including accrued interest (cost—$27,700,000)	27,700,000

	Total Investments (cost—$882,297,084) (n)—100.0%	$838,400,238

	Liabilities in excess of other assets	(28,396,070)
	Preferred Shares	(323,275,000)

	Net Assets Applicable to Common Shareholders	$486,729,168

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $222,515,709, representing 26.5% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $214,176,327, representing 25.5% of total investments.

(c)	When-issued or delayed-delivery. To be settled/delivered after May 31, 2019.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $15,546,001, representing 1.9% of total investments.

(f)	Perpetual maturity. The date shown, if any, is the next call date.

(g)	Level 3 security.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for liquidity facility.

(i)	Affiliated security.

(j)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(k)	Restricted. The aggregate cost of such securities is $23,820,116. The aggregate value is $6,570,239, representing 0.8% of total investments.

(l)	Non-income producing.

(m)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.0% of total investments.

(n)

At May 31, 2019, the cost basis of portfolio securities for federal income tax purposes was $887,267,624. Gross unrealized appreciation was $32,534,774; gross unrealized depreciation was $81,402,160; and net unrealized depreciation was $48,867,386. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

(o)	All or portion of this security is on loan pursuant to the Liquidity Facility. The aggregate value of securities on loan is $24,768,801.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/19
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$10,381,600	$442,750	$10,824,350
Diversified Financial Services	—	20,631,216	6,643,879	27,275,095
Media	—	21,276,309	5	21,276,314
All Other	—	253,498,230	—	253,498,230
Convertible Bonds & Notes	—	286,883,233	—	286,883,233
Convertible Preferred Stock:
Diversified Financial Services	—	7,328,369	—	7,328,369
Electronics	—	9,983,733	—	9,983,733
Equity Real Estate Investment Trusts (REITs)	$22,605,274	8,833,605	—	31,438,879
Hand/Machine Tools	—	10,649,864	—	10,649,864
Healthcare-Products	5,745,867	16,537,212	—	22,283,079
All Other	120,799,725	—	—	120,799,725
Preferred Stock	—	—	8,140,789	8,140,789
Common Stock	—	—	198,599	198,599
Warrants	—	—	119,979	119,979
Repurchase Agreements	—	27,700,000	—	27,700,000

Totals	$149,150,866	$673,703,371	$15,546,001	$838,400,238

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2019, was as follows:

	Beginning Balance 2/28/19	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/19
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$442,750	$—		$—		$—	$—	$—	$—	$—	$442,750
Diversified Financial Services	8,995,841	—		—		27,425	—	(2,379,387)	—	—	6,643,879
Media	5	—		—		—	—	—	—	—	5
Preferred Stock:
Media	8,140,789	—		—		—	—	—	—	—	8,140,789
Common Stock:
Advertising	913,767	—		(3,080,312	)†	—	—	2,166,545	—	—	—
Aerospace & Defense	214,509	—		—		—	—	(15,927)	—	—	198,582
Banks	8	—		—		—	—	—	—	—	8
Media	9	—		—		—	—	—	—	—	9
Warrants:
Advertising	—	3,080,312	†	—		—	—	(2,960,335)	—	—	119,977
Media	2	—		—		—	—	—	—	—	2

Totals	$18,707,680	$3,080,312		$(3,080,312)		$27,425	$—	$(3,189,104)	$—	$—	$15,546,001

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

†	Issued or removed via corporate action.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2019:

	Ending Balance at 5/31/19	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities—Assets
Corporate Bonds & Notes Diversified Financial Services	$6,643,879	Market and Company Comparables	Implied Price	$36.00
Preferred Stock	$8,140,789	Market and Company Comparables	EV Multiples Illiquidity Discount	0.69x (0.24x - 1.21x) 25%
Common Stock	$198,582	Market and Company Comparables	EV Multiples M&A Transaction Multiples Illiquidity Discount	0.57x (0.36x - 0.82x) 0.87x (0.32x - 2.12x) 40%
Warrants	$119,977	Market and Company Comparables	EV Multiples	6.26x (1.18x - 23.19x) 6.39x (1.26x - 19.85x)
		Black-Sholes Model	Expected Volatility Implied Price	26.41% $49.37

The table above does not include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Fair Value Measurements Note.

The net change in unrealized depreciation of Level 3 investments held at May 31, 2019 was $(5,355,649).

Glossary:

FRN—Floating Rate Note

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust